Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class N
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Class N
Trading Symbol	CHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$138	1.10%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2024, the Fund outperformed its benchmarks, the S&P 500 Index and the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector detracted from performance relative to the benchmark. In addition, cash held in the Fund during a strong upward move in the market also weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials, technology, and consumer discretionary sectors. An underweight position in the health care sector also contributed to performance over the period.
POSITIONING
We tactically increased our weightings in the communication services and health care sectors while reducing our weightings in the industrials and materials sectors. We trimmed our position in Nvidia Corporation and eliminated our position in Visa Inc. while initiating positions in Meta Platforms Inc. and Bank of New York Mellon Corp.

Top Contributors
Nvidia Corporation
Vertiv Holdings Co.
Meta Platforms Inc.
Industrials Position
Technology Position

Top Detractors
HealthEquity Inc.
Amkor Technology Inc.
Rapid7 Inc.
Cash Position
PERFORMANCE
As noted above, for the past 12 months, the fund has outperformed its benchmarks. It (CHASX) gained 50.12% over the period, compared to gains of 36.35% for the S&P 500 Index and 36.58% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
While most of the gains earlier in the past year were driven by mega-cap tech and related companies, often dubbed the “Magnificent 7,” returns in the latest three-month period were driven more by stocks deemed “interest-rate sensitive” including utilities, real estate and industrials.
As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data would continue to result in lowered interest rates by Federal Reserve bankers in both the fourth calendar quarter of 2024 and into 2025 as well. Markets are likely to remain concerned about both the level of turmoil globally and the outcome of the many elections in the United States.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Class N	50.12	15.14	12.46
S&P 500 TR	36.35	15.98	13.38
Lipper Multi-Cap Growth Fund Index	36.58	14.33	12.67

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://chasegrowthfund.com/#literature for more recent performance information. Visit https://chasegrowthfund.com/#literature for more recent performance information.
Net Assets	$ 87,233,622
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 437,989
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$87,233,622
Number of Holdings	41
Net Advisory Fee	$437,989
Portfolio Turnover	95%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	4.6%
Meta Platforms, Inc.	4.2%
Amazon.com, Inc.	4.2%
Apple, Inc.	3.4%
Bank of New York Mellon Corp.	3.2%
eBay, Inc.	3.0%
Gen Digital, Inc.	3.0%
Houlihan Lokey, Inc.	3.0%
Microsoft Corp.	3.0%
T-Mobile US, Inc.	2.9%

Top Sectors	(%)
Information Technology	25.9%
Financials	21.3%
Health Care	13.2%
Consumer Discretionary	13.0%
Industrials	13.0%
Communication Services	9.2%
Real Estate	1.6%
Cash & Other	2.8%

Updated Prospectus Web Address	https://chasegrowthfund.com/#literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Institutional Class
Trading Symbol	CHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	0.99%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2024, the Fund outperformed its benchmarks, the S&P 500 Index and the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector detracted from performance relative to the benchmark. In addition, cash held in the Fund during a strong upward move in the market also weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials, technology, and consumer discretionary sectors. An underweight position in the health care sector also contributed to performance over the period.
POSITIONING
We tactically increased our weightings in the communication services and health care sectors while reducing our weightings in the industrials and materials sectors. We trimmed our position in Nvidia Corporation and eliminated our position in Visa Inc. while initiating positions in Meta Platforms Inc. and Bank of New York Mellon Corp.

Top Contributors
Nvidia Corporation
Vertiv Holdings Co.
Meta Platforms Inc.
Industrials Position
Technology Position

Top Detractors
HealthEquity Inc.
Amkor Technology Inc.
Rapid7 Inc.
Cash Position
PERFORMANCE
As noted above, for the past 12 months, the fund has outperformed its benchmarks. It (CHAIX) gained 50.23% over the period, compared to gains of 36.35% for the S&P 500 Index and 36.58% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
While most of the gains earlier in the past year were driven by mega-cap tech and related companies, often dubbed the “Magnificent 7,” returns in the latest three-month period were driven more by stocks deemed “interest-rate sensitive” including utilities, real estate and industrials.
As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data would continue to result in lowered interest rates by Federal Reserve bankers in both the fourth calendar quarter of 2024 and into 2025 as well. Markets are likely to remain concerned about both the level of turmoil globally and the outcome of the many elections in the United States.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Institutional Class	50.23	15.25	12.61
S&P 500 TR	36.35	15.98	13.38
Lipper Multi-Cap Growth Fund Index	36.58	14.33	12.67

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://chasegrowthfund.com/#literature for more recent performance information. Visit https://chasegrowthfund.com/#literature for more recent performance information.
Net Assets	$ 87,233,622
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 437,989
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$87,233,622
Number of Holdings	41
Net Advisory Fee	$437,989
Portfolio Turnover	95%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	4.6%
Meta Platforms, Inc.	4.2%
Amazon.com, Inc.	4.2%
Apple, Inc.	3.4%
Bank of New York Mellon Corp.	3.2%
eBay, Inc.	3.0%
Gen Digital, Inc.	3.0%
Houlihan Lokey, Inc.	3.0%
Microsoft Corp.	3.0%
T-Mobile US, Inc.	2.9%

Top Sectors	(%)
Information Technology	25.9%
Financials	21.3%
Health Care	13.2%
Consumer Discretionary	13.0%
Industrials	13.0%
Communication Services	9.2%
Real Estate	1.6%
Cash & Other	2.8%

Updated Prospectus Web Address	https://chasegrowthfund.com/#literature.